Income taxes - Disclosure of movement in net deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance - January 1	$ (76,234)	$ (72,797)
Recognized in net earnings	(18,664)	(11,183)
Recognized in other comprehensive loss / income	(2,050)	918
Recognized in equity	2,875	929
Currency conversion adjustment	(3,938)	5,899
Balance - December 31	$ (98,011)	$ (76,234)